Long-Term Debt And Lines Of Credit (Interest Paid During Period) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-Term Debt And Lines Of Credit [Abstract]
Interest paid	$ 4,178	$ 3,626	$ 3,047